Subsequent Events (Details) - USD ($) $ in Millions	Mar. 01, 2019	Feb. 25, 2019	Feb. 22, 2019
Restricted Stock Units
Subsequent Event [Line Items]
Granted (in shares)		1,232,379
Subsequent Event | 2019 Share Repurchase Program
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount			$ 15.0
Stock Repurchase Program, Period in Force			2 years
Shares repurchased (in shares)	0